UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                  FORM N-CSR

            CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

Investment Company Act file number:  811-3207

                         GENEERAL MONEY MARKET FUND, INC.
                (Exact name of Registrant as specified in charter)

                           c/o The Dreyfus Corporation
                                 200 Park Avenue
                             New York, New York 10166
               (Address of principal executive offices) (Zip code)

                               Mark N. Jacobs, Esq.
                                 200 Park Avenue
                             New York, New York 10166
                     (Name and address of agent for service)

Registrant's telephone number, including area code:     (212) 922-6000


Date of fiscal year end:        November 30


Date of reporting period:       May 31, 2003

                                  FORM N-CSR


ITEM 1. REPORTS TO STOCKHOLDERS.

      General Money
      Market Fund, Inc.

      SEMIANNUAL REPORT May 31, 2003


YOU, YOUR ADVISORY AND
DREYFUS
A MELLON FINANCIAL COMPANY(SM)

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            10   Statement of Assets and Liabilities

                            11   Statement of Operations

                            12   Statement of Changes in Net Assets

                            13   Financial Highlights

                            16   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                General Money Market Fund, Inc.

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for General Money Market Fund, Inc. covers the six-month period from December 1, 2002, through May 31, 2003. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Bernard W. Kiernan, Jr.

We have recently seen some signs of stability in the financial markets. Perhaps most important, the war in Iraq wound down quickly, without disrupting oil supplies or major incidents of terrorism. While the U.S. economy has remained weak, growth has been positive overall. Many stock market indices have posted encouraging gains since the start of 2003, suggesting greater investor optimism, although it is uncertain whether such gains will continue. At the same time, yields of U.S. Treasury securities and money market instruments continue to hover near historical lows, and inflationary pressures have remained subdued

What are the implications for your investments? An accommodative monetary policy and a stimulative fiscal policy suggest that money market yields should remain relatively low for the foreseeable future, even if the economy begins to gain strength. We currently see opportunities for potentially higher returns from longer-term assets in the stock and bond markets, but selectivity among individual securities should remain a key factor. However, no one can say for certain what direction the markets will take over time. Your financial advisor can help you to ensure that your portfolio reflects your investment needs, long-term goals and attitudes toward risk.

Thank you for your continued confidence and support.

Sincerely,

/s/Stephen E. Canter

Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
June 16, 2003



DISCUSSION OF FUND PERFORMANCE

Bernard W. Kiernan, Jr., Portfolio Manager

How did General Money Market Fund, Inc. perform during the period?

During the six-month period ended May 31, 2003, the fund produced annualized yields of 0.72% for Class A shares, 0.48% for Class B shares and 0.44% for Class X shares. Taking into account the effects of compounding, the fund produced annualized effective yields of 0.72% for Class A shares, 0.48% for Class B shares and 0.45% for Class X shares for the same period.(1)

What is the fund's investment approach?

The fund seeks as high a level of current income as is consistent with the preservation of capital. To pursue this goal, the fund invests in a diversified portfolio of high-quality, short-term debt securities. These include securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, short-term securities issued by domestic or foreign banks, repurchase agreements, asset-backed securities, domestic and dollar-denominated foreign commercial paper and dollar-denominated obligations issued or guaranteed by foreign governments. Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

What other factors influenced the fund's performance?

When the reporting period began in December 2002, the U.S. economy appeared to be gathering momentum in the wake of the Federal Reserve Board's (the "Fed") November interest-rate reduction of 50 basis points, which drove the federal funds rate down to just 1.25%. Retail sales came in higher than most analysts had expected, and the stock market began to rally. In addition, consumer confidence improved during December. Nonetheless, the fourth quarter's GDP growth rate came in at an estimated annualized rate of just 1.4%.

                                                             The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

During the first quarter of 2003, the economy sent mixed signals, and hopes of a more robust economic rebound faded. Home sales rose in January, but consumer confidence fell to new lows. Manufacturing expanded in January but fell in February. For its part, the Fed kept the federal funds rate unchanged at 1.25%.

In March, the outbreak of hostilities in Iraq clouded the economic picture. The Fed indicated at the time that uncertainty regarding the war with Iraq was so great that it could not adequately assess the economic risks. Nonetheless, as
the   conflict   progressed,  the  market's  focus  appeared  to  shift  toward expectations of a quick resolution to the war, causing money market yields to rise at the longer end of the curve.

After the war began to wind down in April, investors' attention returned to the problems underlying the weak U.S. economy. The manufacturing sector contracted in April, and the unemployment rate rose to 6%, suggesting lingering caution among businesses reluctant to resume hiring and production. In addition, uncertainty remained as to the prospects for continued spending among consumers, as revised estimates of U.S. economic growth for the first quarter of 2003 came in at a relatively disappointing 1.9%.

In May, the economy showed signs of gradual improvement. A key purchasing index rose significantly over the previous month's levels, suggesting that the manufacturing sector may be improving and the worst may be over. Consumer confidence rebounded to its highest levels in almost a year, indicating that consumers were becoming increasingly optimistic after reining in their spending during the Iraq war. These encouraging signs were supported by other potentially constructive factors, including gains in the stock market, low inflation, declining oil prices, gains in productivity and pending tax cuts. However, at its meeting in early May, the Fed adopted a relatively cautious stance, citing disappointing numbers related to employment and production. The Fed also stated that economic risks were "weighted toward weakness for the foreseeable future."


What is the fund's current strategy?

Despite the encouraging signs that arose during May, we remain cautious regarding the prospects for a quick pickup in economic growth. We believe that more solid evidence is required to support a sustainable rebound in economic activity among consumers and businesses. In fact, by the reporting period's end, market expectations had begun to build that the Fed was likely to cut interest rates further if the economy did not expand more robustly by its meeting in late June. These expectations have recently been reflected by lower yields among money market securities.

Because the current money market yield curve is relatively flat, we have begun to allow the fund's weighted average maturity to shorten gradually. Accordingly, the fund ended the reporting period with a weighted average maturity that remained longer than its peer group average, but less so than it had been in
previous    months.

June 16, 2003

(1) ANNUALIZED EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. YIELDS PROVIDED FOR THE FUND'S CLASS B AND CLASS X SHARES REFLECT THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN UNDERTAKING IN EFFECT THAT MAY BE EXTENDED, TERMINATED OR MODIFIED AT ANY TIME. HAD THESE EXPENSES NOT BEEN ABSORBED, THE FUND'S CLASS B AND CLASS X YIELDS WOULD HAVE BEEN LOWER.

                                                             The Fund

STATEMENT OF INVESTMENTS


May 31, 2003 (Unaudited)

STATEMENT OF INVESTMENTS

                                                                                              Principal
NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--50.6%                                                Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ABN-AMRO Bank N.V. (London)

   1.26%--1.65%, 6/30/2003--9/22/2003                                                       150,000,000              150,028,789

Alliance & Leicester PLC (London)

   1.30%--1.65%, 7/15/2003--11/12/2003                                                      250,000,000              250,001,735

BNP Paribas (Yankee)

   1.20%, 5/19/2004                                                                         100,000,000               99,995,156

Bank of Scotland (Yankee)

   2.57%, 7/1/2003                                                                          100,000,000               99,998,379

Barclays Bank PLC (London)

   1.70%, 6/26/2003                                                                         100,000,000              100,037,962

Canadian Imperial Bank of Commerce (Yankee)

   1.28%, 6/23/2003                                                                          50,000,000  (a)          49,998,639

Credit Agricole Indosuez S.A. (Yankee)

   1.30%--1.31%, 10/22/2003--3/15/2004                                                      250,000,000  (a)         249,982,168

Credit Lyonnais N.A. Inc. (London)

   1.32%, 7/17/2003                                                                         100,000,000              100,001,269

Credit Lyonnais N.A. Inc. (Yankee)

   1.28%, 6/24/2003--7/23/2003                                                              250,000,000              249,999,523

First Tennessee Bank N.A.

   1.22%, 8/6/2003                                                                          125,000,000              125,000,000

HBOS Treasury Services PLC (London)

   1.24%--1.38%, 6/16/2003--7/3/2003                                                        200,000,000              199,997,814

ING Bank N.V. (London)

   1.65%, 9/22/2003                                                                          50,000,000               50,028,355

Landesbank Hessen-Thueringen Girozentrale (London)

   1.28%, 11/26/2003                                                                        200,000,000              200,004,897

Marshall & Ilsley Bank Milwaukee, WI (Yankee)

   1.30%, 3/17/2004                                                                         200,000,000  (a)         199,968,052

Natexis Banques Populaires (Yankee)

   1.26%, 10/17/2003                                                                        200,000,000              199,996,191

Nordea Bank Finland PLC (Yankee)

   1.32%, 1/12/2004                                                                         100,000,000  (a)          99,996,892

Societe Generale (Yankee)

   1.31%, 3/8/2004                                                                          250,000,000  (a)         249,971,494

Swedbank (Yankee)

   1.30%, 9/26/2003                                                                          50,000,000  (a)          49,998,396

Swedbank (Yankee)

   2.60%, 7/7/2003                                                                          100,000,000               99,999,028

Toronto-Dominion Bank (Yankee)

   1.42%--2.56%, 7/1/2003--8/12/2003                                                        135,000,000              135,021,274


                                                                                              Principal
NEGOTIABLE BANK CERTIFICATES OF DEPOSIT (CONTINUED)                                           Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Unicredito Italiano Spa (London)

   1.28%--1.64%, 7/23/2003--10/6/2003                                                       200,000,000              200,002,602

Wachovia Bank & Trust Co.

   1.30%, 10/20/2003                                                                        200,000,000  (a)         200,000,000

Westdeutsche Landesbank Girozentrale (Yankee)

   1.28%--2.60%, 6/3/2003--11/25/2003                                                       350,000,000              349,999,271

Wilmington Trust Co.

   1.23%, 8/27/2003                                                                         100,000,000              100,000,000

TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT

   (cost $3,810,027,886)                                                                                           3,810,027,886
------------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER--16.6%
------------------------------------------------------------------------------------------------------------------------------------

Altria Group Inc.

   1.30%, 6/3/2003                                                                           70,000,000               69,994,944

Amstel Funding Corp.

   1.29%, 7/31/2003                                                                         100,000,000  (b)          99,786,667

Bank of America Corp.

   1.23%, 7/10/2003                                                                          50,000,000               49,933,375

Depfa Bank PLC

   1.23%, 7/7/2003                                                                           13,000,000               12,984,010

Eurohypo AG

   1.30%, 8/13/2003                                                                         100,000,000               99,737,403

General Electric Co.

   1.28%, 6/27/2003                                                                         100,000,000               99,908,278

General Electric Capital Corp.

   1.20%, 8/27/2003                                                                         300,000,000              299,130,000

General Electric Capital Services Inc.

   1.30%, 10/29/2003--11/3/2003                                                             175,000,000              174,045,938

Hamburgische Landesbank Girozentrale

   1.29%, 10/9/2003--10/10/2003                                                             200,000,000              199,072,000

ING (U.S.) Funding LLC

   1.35%, 6/2/2003                                                                           50,000,000               49,998,125

Morgan Stanley & Co. Inc.

   1.39%, 12/9/2003                                                                         100,000,000              100,000,000

TOTAL COMMERCIAL PAPER

   (cost $1,254,590,740)                                                                                           1,254,590,740

                                                                                                     The Fund



STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal
CORPORATE NOTES--12.1%                                                                        Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

American Honda Finance Corp.

   1.30%, 7/22/2003                                                                         125,000,000  (a)         125,000,000

CC USA Inc.

   1.33%, 7/15/2003                                                                         190,000,000  (a,b)       190,000,000

Merrill Lynch & Co. Inc.

   1.27%, 4/16/2004                                                                         150,000,000  (a)         150,000,000

Paradigm Funding LLC

   1.27%, 10/1/2003                                                                         200,000,000  (a,b)       200,000,000

Sigma Finance Inc.

   1.34%--1.36%, 6/2/2003--7/1/2003                                                         150,000,000  (a,b)       150,000,000

Societe Generale

   1.31%, 2/18/2004                                                                         100,000,000  (a)          99,990,754

TOTAL CORPORATE NOTES

   (cost $914,990,754)                                                                                               914,990,754
------------------------------------------------------------------------------------------------------------------------------------

PROMISSORY NOTES--3.3%
------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Group Inc.

  1.41%--2.14%, 7/11/2003--1/21/2004

   (cost $245,000,000)                                                                      245,000,000  (c)         245,000,000
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM BANK NOTES--8.6%
------------------------------------------------------------------------------------------------------------------------------------

Bank One N.A.

   1.30%, 8/15/2003--1/12/2004                                                              200,000,000  (a)         199,990,752

National City Bank

   1.29%--1.31%, 8/22/2003--2/23/2004                                                       350,000,000  (a)         350,003,498

Swedbank

   1.28%, 9/10/2003                                                                         100,000,000  (a)          99,991,668

TOTAL SHORT-TERM BANK NOTES

   (cost $649,985,918)                                                                                               649,985,918
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES--.7%
------------------------------------------------------------------------------------------------------------------------------------

Federal Home Loan Banks, Notes

  1.24%, 6/22/2004

   (cost $50,000,000)                                                                        50,000,000               50,000,000


                                                                                              Principal
TIME DEPOSITS--8.5%                                                                           Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ABN-AMRO Bank (Grand Cayman)

   1.28%, 6/2/2003                                                                          150,000,000              150,000,000

Dexia Bank (Grand Cayman)

   1.28%, 6/2/2003                                                                          150,000,000              150,000,000

Fifth Third Bank (Grand Cayman)

   1.28%, 6/2/2003                                                                          100,000,000              100,000,000

Fleet National Bank (Grand Cayman)

   1.34%, 6/2/2003                                                                          200,000,000              200,000,000

State Street Bank & Trust Co. (Grand Cayman)

   1.21%, 6/2/2003                                                                           42,000,000               42,000,000

TOTAL TIME DEPOSITS

   (cost $642,000,000)                                                                                               642,000,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $7,566,595,298)                                                           100.4%           7,566,595,298

LIABILITIES, LESS CASH AND RECEIVABLES                                                              (.4%)            (29,494,776)

NET ASSETS                                                                                        100.0%           7,537,100,522



(A) VARIABLE INTEREST RATE--SUBJECT TO PERIODIC CHANGE.

(B) SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT MAY 31, 2003, THESE SECURITIES AMOUNTED TO $639,786,667 OR 8.5% OF NET ASSETS.

(C) THESE NOTES WERE ACQUIRED FOR INVESTMENT, AND NOT WITH THE INTENT TO DISTRIBUTE OR SELL. SECURITIES RESTRICTED AS TO PUBLIC RESALE. THESE SECURITIES WERE ACQUIRED FROM 7/16/02 TO 2/25/03 AT A COST OF $245,000,000. AT MAY 31, 2003, THE AGGREGATE VALUE OF THESE SECURITIES WAS $245,000,000 OR 3.3% OF NET ASSETS AND ARE VALUED AT AMORTIZED COST.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2003 (Unaudited)

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                        7,566,595,298  7,566,595,298

Cash                                                                      6,510

Interest receivable                                                  29,222,766

Prepaid expenses                                                        166,520

                                                                  7,595,991,094
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                         6,044,783

Payable for investment securities purchased                          50,000,000

Payable for shares of Common Stock redeemed                           2,593,883

Accrued expenses                                                        251,906

                                                                     58,890,572
--------------------------------------------------------------------------------

NET ASSETS ($)                                                    7,537,100,522
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                   7,537,102,150

Accumulated net realized gain (loss) on investments                      (1,628)
--------------------------------------------------------------------------------

NET ASSETS ($)                                                    7,537,100,522

NET ASSET VALUE PER SHARE



                                                                              Class A                Class B            Class X
------------------------------------------------------------------------------------------------------------------------------------

Net Assets ($)                                                          1,404,454,098          6,132,487,914            158,510

Shares Outstanding                                                      1,404,490,425          6,132,453,211            158,514
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                                    1.00                   1.00               1.00

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS

Six Months Ended May 31, 2003 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                     54,728,389

EXPENSES:

Management fee--Note 2(a)                                           18,435,467

Shareholder servicing costs--Note 2(c)                               9,478,904

Distribution fees, service fees and prospectus--Note 2(b)            7,402,866

Custodian fees                                                         144,040

Registration fees                                                      112,260

Directors' fees and expenses--Note 2(d)                                 94,296

Professional fees                                                       29,488

Prospectus and shareholders' reports                                    15,905

Miscellaneous                                                           38,394

TOTAL EXPENSES                                                      35,751,620

Less--reduction in shareholder servicing costs
  due to undertaking--Note 2(c)                                       (228,341)

NET EXPENSES                                                        35,523,279

INVESTMENT INCOME--NET                                              19,205,110
--------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 1(B) ($)                   2,111

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                19,207,221

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                             May 31, 2003            Year Ended
                                               (Unaudited)    November 30, 2002
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                         19,205,110            84,953,550

Net realized gain (loss) on investments             2,111               120,459

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   19,207,221            85,074,009
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A Shares                                 (5,210,948)          (21,557,165)

Class B Shares                                (13,993,811)          (63,394,048)

Class X Shares                                       (351)               (2,337)

TOTAL DIVIDENDS                               (19,205,110)          (84,953,550)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

Class A Shares                              3,509,118,880         7,659,411,969

Class B Shares                              7,240,368,188        14,614,130,063

Class X Shares                                         --                12,830

Dividends reinvested:

Class A Shares                                  5,150,187            21,033,870

Class B Shares                                 13,099,037            56,427,944

Class X Shares                                        181                 1,383

Cost of shares redeemed:

Class A Shares                             (3,666,180,244)       (7,503,864,979)

Class B Shares                             (6,579,966,738)      (13,925,485,108)

Class X Shares                                       (920)             (146,242)

INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL STOCK TRANSACTIONS                 521,588,571           921,521,730

TOTAL INCREASE (DECREASE) IN NET ASSETS       521,590,682           921,642,189
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                         7,015,509,840         6,093,867,651

END OF PERIOD                               7,537,100,522         7,015,509,840

SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.



                                     Six Months Ended
                                         May 31, 2003                                   Year Ended November 30,
                                                             -----------------------------------------------------------------------
CLASS A SHARES                             (Unaudited)            2002            2001            2000           1999          1998
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                           1.00             1.00            1.00            1.00           1.00          1.00

Investment Operations:

Investment income--net                           .004             .014            .041            .056           .044          .049

Distributions:

Dividends from
   investment income--net                       (.004)           (.014)          (.041)          (.056)         (.044)        (.049)

Net asset value, end of period                   1.00             1.00            1.00            1.00           1.00          1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                  .72(a)          1.43            4.21            5.77           4.53          4.98
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses
   to average net assets                          .77(a)           .77             .79             .78            .78           .77

Ratio of net investment
   income to average
   net assets                                     .72(a)          1.42            4.03            5.64           4.44          4.88
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ( $x 1,000)                              1,404,454        1,556,365       1,379,758         982,685        863,981       835,706

(A) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

                              Six Months Ended
                                  May 31, 2003                                   Year Ended November 30,
                                                      ------------------------------------------------------------------------------
CLASS B SHARES                      (Unaudited)            2002            2001            2000              1999             1998
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                    1.00             1.00            1.00            1.00              1.00             1.00

Investment Operations:

Investment income--net                    .002             .012            .039            .054              .042             .047

Distributions:

Dividends from
   investment
   income--net                           (.002)           (.012)          (.039)          (.054)            (.042)           (.047)

Net asset value,
   end of period                          1.00             1.00            1.00            1.00              1.00             1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                           .48(a)          1.20            3.98            5.53              4.32             4.78
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL
   DATA (%):

Ratio of expenses
   to average net assets                  1.01(a)          1.00            1.00            1.00              1.00             1.00

Ratio of net investment
   income to average
   net assets                              .47(a)          1.19            3.81            5.41              4.24             4.66

Decrease reflected in
   above expense ratios
   due to undertakings
   by The Dreyfus
   Corporation                             .01(a)           .01             .03             .02               .03              .06
------------------------------------------------------------------------------------------------------------------------------------

Net Assets,
   end of period
   ($x 1,000)                        6,132,488        5,458,986       4,713,819       3,338,285         3,056,844        2,427,332

(A) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


                                                             Six Months Ended
                                                                 May 31, 2003                     Year Ended November 30,
                                                                                      ----------------------------------------------
CLASS X SHARES                                                     (Unaudited)          2002        2001        2000         1999(a)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                                     1.00           1.00        1.00        1.00         1.00

Investment Operations:

Investment income--net                                                   .002           .012        .039        .054         .021

Distributions:

Dividends from investment income--net                                   (.002)         (.012)      (.039)      (.054)       (.021)

Net asset value, end of period                                           1.00           1.00        1.00        1.00         1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                          .44(b)        1.16        3.94        5.49         4.33(b)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                  1.05(b)        1.05        1.05        1.05         1.05(b)

Ratio of net investment income
   to average net assets                                                  .44(b)        1.20        4.03        5.43         4.01(b)

Decrease reflected in above
   expense ratios due to undertakings
   by The Dreyfus Corporation                                             .07(b)         .14         .13         .06          .25(b)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ( $x 1,000)                                     159            159         291         478          554

(A) FROM JUNE 1, 1999 (COMMENCEMENT OF INITIAL OFFERING) TO NOVEMBER 30, 1999.

(B) ANNUALIZED.



SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

General Money Market Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company. The fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares. The fund is authorized to issue 25.5 billion shares of $.001 par value Common Stock. The fund currently offers three classes of shares: Class A (15 billion shares authorized), Class B (10 billion shares authorized) and Class X (500 million shares authorized). Class A, Class B and Class X shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act, Class B and Class X shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A, Class B and Class X shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares.

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.


(A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost, in accordance with Rule 2a-7 of the Act, which has been determined by the fund's Board of Directors to represent the fair value of the fund's investments.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from the settlement date and recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund receives net earnings credits based on available cash balances left on deposit.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller's agreement to repurchase and the fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the fund to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $3,739 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 2002. If not applied, the carryover expires in fiscal 2008.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2002 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--Management Fee and Other Transactions with Affiliates:

(A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund's average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1/2% of the value of the fund's average net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended May 31, 2003, there was no expense reimbursement pursuant to the Agreement.

(B) Under the Service Plan with respect to Class A shares (the "Plan"), adopted pursuant to Rule 12b-1 under the Act, Class A shares bear directly the cost of preparing, printing and distributing prospectuses and statements of additional information and implementing and operating the Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005 of 1% of the average daily net assets of Class
A. In addition, Class A shares pay the Distributor for distributing their shares, servicing shareholder accounts ("Servicing") and advertising and marketing relating to Class A shares at an aggregate annual rate of .20 of 1% of the value of the average daily net assets of Class A. The Distributor may pay one or more Service Agents a fee in respect of Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the fund's Board of Directors. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold Class A shares, the Manager will be permitted to act as a Service Agent in respect of such fund shareholders and receive payments under the Service Plan for Servicing. The fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended May 31, 2003, Class A shares were charged $1,457,531 pursuant to the Plan.

Under the Distribution Plan with respect to Class B ("Class B Distribution Plan") adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005 of 1% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing Class B shares at an annual rate not to exceed .20 of 1% of the value of the average daily net assets of Class B. During the period ended May 31, 2003, Class B shares were charged $5,945,137 pursuant to the Class B Distribution Plan.

Under the Distribution Plan with respect to Class X ("Class X Distribution Plan") adopted pursuant to Rule 12b-1 under the Act, Class X shares pay the Distributor for distributing Class X shares at an

                                                                 The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

annual  rate  of .25 of 1% of the value of the average daily net assets of Class
X. During the period ended May 31, 2003, Class X shares were charged $198 pursuant to the Class X Distribution Plan.

(C) Under the Shareholder Services Plan with respect to Class A ("Class A Shareholder Services Plan"), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2003, Class A shares were charged $256,357 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B and Class X ("Shareholder Services Plan"), Class B and Class X shares pay the Distributor at an annual rate of .25 of 1% of the value of the average daily net assets of Class B and Class X for servicing shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B and Class X shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of these services. The Distributor determines the amounts to be paid to Service Agents.

The Manager had undertaken from December 1, 2002 through May 31, 2003 that if the aggregate expenses of Class B shares of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1.01% of the value of the average daily net assets of Class B, the Manager would reimburse the expenses of the fund under the Class B Shareholder Services Plan to the extent of any excess expense and up to the full fee payable under the Class B Shareholder Services Plan. The Manager had undertaken from December 1, 2002 through May 31, 2003, that if the aggregate expenses of Class X shares of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1.05% of the value of the average daily net assets of Class X, the Manager would reimburse the expenses of the fund under the Class X Shareholder Services Plan to the extent of any excess expense and up to the full fee payable under the Class X Shareholder Services Plan. During the period ended May 31, 2003, Class B and Class X shares were charged $7,402,554 and $198, respectively, pursuant to the Shareholder Services Plan, of which $228,289 and $52, respectively, were reimbursed by the Manager.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2003, the fund was charged $209,907 pursuant to the transfer agency agreement.

(D) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $50,000 and an attendance fee of $6,500 for each in-person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group in proportion to each fund's relative net assets. The Chairman of the Board receives an additional 25% of such compensation. Subject to the fund's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

                                                             The Fund

                        For More Information

                        General Money
                        Market Fund, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, New York 10286

                        Transfer Agent & Dividend Disbursing Agent
                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE Call
1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET  Information can be viewed online or downloaded from:

http://www.dreyfus.com

(c) 2003 Dreyfus Service Corporation                                  196SA0503




ITEM 2. CODE OF ETHICS.

                Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

                Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-CSR (the "Report"), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

(a)   Not applicable.

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

                                  SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL MONEY MARKET FUND, INC.

By:   /S/ STEPHEN E. CANTER
         Stephen E. Canter
         President

Date:  July 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /S/ STEPHEN E. CANTER
      Stephen E. Canter
      Chief Executive Officer

Date:  July 30, 2003

By:   /S/ JAMES WINDELS
      James Windels
      Chief Financial Officer

Date:  July 30, 2003


                                EXHIBIT INDEX

            (b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

            (b)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.